Warrants	12 Months Ended
Dec. 31, 2014
Warrants [Abstract]
Warrants
19.	Warrants

As mentioned in Note 18, in conjunction with the issuance of the Series B Preferred Shares, the Company also granted warrants (“Warrants – Series B-1”) to the investors of Series B. Preferred Shares holders to acquire 11,111,100 shares of Series B-1 Preferred Shares at an aggregate cash consideration of US$4,000,000. The Warrants – Series B-1 was exercisable at any time during the period commencing on the issuance of such warrants and expiring on the later of (i) twelve months after the issuance of such warrants Closing, or (ii) at the next round of the Company's financing.

Warrants – Series B-1 were classified as liability in the consolidated balance sheet as of December 31, 2012 because Series B-1 Preferred Shares, as the settlement of Warrants – Series B-1, were redeemable. They are re-measured to fair value at each balance date. The Warrants – Series B-1 were exercised in July 2013.

The fair value of Warrants – Series B-1 on issuance date and the subsequent balance sheet was estimated on the basis of binomial option pricing model with the following assumptions:

	Insurance date	December 31, 2012	Exercise date

Fair value of Warrants – Series B-1
- US$'000	670	766	849
- RMB'000	4,243	4,815	5,232
Risk-free interest rate	0.27%	0.22%	0.09%
Volatility	51.62%	42.75%	41.37%
Dividend yield	—	—	—
Discount rate	28.9%	28.2%	27.6%

Movement of Warrants – Series B-1 for years ended December 31, 2012 and 2013 is as follow:

	For the year ended December 31,
	2012	2013
	RMB'000	RMB'000

Beginning balance	—	4,815
Issuance	4,243	—
Fair value change	564	514
Exercise	—	(5,232)
Exchange difference	8	(97)

Ending balance	4,815	—